Bank and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Bank and Other Borrowings [Abstract]
Schedule of bank borrowings of the balance sheet
	As of December 31,
	2016	2017
	US$	US$

Short-term bank and other borrowings	6,306	12,648
Long-term bank borrowings, current portion	1,381	5,432
	7,687	18,080

Long-term bank borrowings, non-current portion	4,491	-

Total borrowings	12,178	18,080